Provisions for employees' benefits - Credit ratings of the issuers and counterparties in assets (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans
Plan assets, at fair value	$ 10,398,810	$ 12,068,525
AAA [Member]
Disclosure of defined benefit plans
Plan assets, at fair value	4,138,043	7,183,658
Nation [Member]
Disclosure of defined benefit plans
Plan assets, at fair value	3,319,858	2,871,610
AA+ [member]
Disclosure of defined benefit plans
Plan assets, at fair value	312,303	455,875
BB+ [Member]
Disclosure of defined benefit plans
Plan assets, at fair value	267,961	78,216
AA [Member]
Disclosure of defined benefit plans
Plan assets, at fair value	161,244	74,350
This member stands for F1+.
Disclosure of defined benefit plans
Plan assets, at fair value	87,111	112,284
F1
Disclosure of defined benefit plans
Plan assets, at fair value	83,684	0
BBB- [member]
Disclosure of defined benefit plans
Plan assets, at fair value	47,919	39,865
BRC1+ [Member]
Disclosure of defined benefit plans
Plan assets, at fair value	43,000	37,884
BBB+ [member]
Disclosure of defined benefit plans
Plan assets, at fair value	30,331	40,928
A+
Disclosure of defined benefit plans
Plan assets, at fair value	23,514	0
BAA2
Disclosure of defined benefit plans
Plan assets, at fair value	20,880	0
BAA1 [member]
Disclosure of defined benefit plans
Plan assets, at fair value	20,814	18,855
AA- [member]
Disclosure of defined benefit plans
Plan assets, at fair value	8,714	9,558
A [Member]
Disclosure of defined benefit plans
Plan assets, at fair value	2,352	5,834
Other credit ratings [member]
Disclosure of defined benefit plans
Plan assets, at fair value	330,997	47,348
Not available ratings [member]
Disclosure of defined benefit plans
Plan assets, at fair value	$ 1,500,085	$ 1,092,260